EARNINGS (LOSS) PER SHARE (Details) - Vimeo Inc. - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator, Basic
Net earnings (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	$ 3,313	$ (20,260)	$ (50,628)	$ (75,577)
Numerator, Diluted
Net earnings (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	$ 3,313	$ (20,260)	$ (50,628)	$ (75,577)
Denominator, Basic
Weighted average basic shares outstanding (shares)	156,480	141,063	142,426	130,994
Denominator, Diluted
Weighted average basic shares outstanding (shares)	156,480	141,063	142,426	130,994
Denominator for earnings (loss) per share—weighted average shares (shares)	165,888	141,063	142,426	130,994
Earnings (loss) per share attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders:
Basic earnings (loss) per share (USD per share)	$ 0.02	$ (0.14)	$ (0.36)	$ (0.58)
Diluted earnings (loss) per share (USD per share)	$ 0.02	$ (0.14)	$ (0.36)	$ (0.58)
Potentially dilutive securities excluded from calculation of diluted earnings per share (shares)		15,900	14,000	13,500